Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	USD ($)	TWD ($)	TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Ending balance	$ 52,183	$ 1,597,323
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1 per IAS 39	13,805		$ 422,570
Adjustment on initial application of IFRS 9 (Note 3)	(9,377)		$ (287,053)
Beginning balance	4,428	135,517
Debt instruments	(2,061)	(63,076)
Equity instruments	(13,019)	(398,513)
Share from associates and joint venture accounted for using the equity method	(18,140)	(555,271)
Disposal of equity instruments and transferred cumulative gain to retained earnings	(50)	(1,518)
Disposal of associates and joint venture accounted for using the equity method	(4,357)	(133,364)
Share from associates and joint venture accounted for using the equity method	36	1,118
Ending balance	$ (33,163)	$ (1,015,107)